Subsequent Events - Additional Information (Details) $ / shares in Units, $ in Thousands				1 Months Ended	3 Months Ended	12 Months Ended
	Feb. 26, 2024 USD ($) $ / shares shares	Feb. 23, 2024 $ / shares shares	Feb. 12, 2024 shares	Feb. 29, 2024 USD ($)	Mar. 20, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Feb. 26, 2024 kr / shares	Dec. 07, 2021 $ / shares
Disclosure of non-adjusting events after reporting period [line items]
Increase in share capital | $								$ 833,440
Proceeds from warrants | $						$ 6,390	$ 0	$ 0
Senior Bond Warrants
Disclosure of non-adjusting events after reporting period [line items]
Increase decrease in shares issued (in shares)						2,479,962
OACB Warrants
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from the issuance of common stock | $						$ 6,300
Class of warrants or rights exercise price per share (in dollars per share) | $ / shares						$ 11.50				$ 11.50
Major ordinary share transactions
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from the issuance of common stock | $	$ 160,000			$ 160,000
Sale of stock issue price (in dollars per share) | (per share)	$ 16.41								kr 2,250
Ordinary Shares | OACB Warrants
Disclosure of non-adjusting events after reporting period [line items]
Number of shares called by each warrant or right						1
Ordinary Shares | Major ordinary share transactions
Disclosure of non-adjusting events after reporting period [line items]
Increase decrease in shares issued (in shares)	10,127,132	10,127,132
Increase in share capital | $	$ 166,000			$ 166,000
Common stock par or stated value per share (in dollars per share) | $ / shares	$ 0.01	$ 0.01
Ordinary Shares | Major ordinary share transactions | Senior Bond Warrants
Disclosure of non-adjusting events after reporting period [line items]
Increase decrease in shares issued (in shares)					1,501,599
Ordinary Shares | Major ordinary share transactions | OACB Warrants
Disclosure of non-adjusting events after reporting period [line items]
Increase decrease in shares issued (in shares)					419,660
Class of warrants or rights exercise price per share (in dollars per share) | $ / shares					$ 11.50
Number of shares called by each warrant or right					1
Proceeds from warrants | $					$ 4,800
Ordinary Shares | Major ordinary share transactions | Tranche two | OACB Earn Out Shares
Disclosure of non-adjusting events after reporting period [line items]
Increase decrease in shares issued (in shares)			625,000
Ordinary Shares | Major ordinary share transactions | Tranche one | OACB Earn Out Shares
Disclosure of non-adjusting events after reporting period [line items]
Increase decrease in shares issued (in shares)			19,165,000
Humira
Disclosure of non-adjusting events after reporting period [line items]
Revenue | $						$ 12,200,000